DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)			4 Months Ended	6 Months Ended
	Oct. 30, 2020 USD ($) $ / shares shares	Sep. 11, 2020 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2021 USD ($)
Description of Organization and Business Operations (Details) [Line Items]
Cash			$ 925,923
Percentage of fair market value			80.00%
Condition for future business combination threshold Percentage Ownership			50
Net tangible assets			$ 5,000,001
Maximum period to complete business combination from closing date of ipo			24 months
Redeem public shares, percentage			100.00%
Threshold business days for redemption of public shares			10 days
Interest to pay dissolution expenses			$ 100,000
Working capital			1,260,964	$ 7,308,241
Proceeds from issuance of Class B common stock to Sponsor			25,000
Proceeds from issuance of promissory note - related party			300,000
Initial Public Offering
Description of Organization and Business Operations (Details) [Line Items]
Sale of shares (in Shares) | shares	50,000,000
Price per unit (in Dollars per share) | $ / shares	$ 10.00
Amount of Gross proceed from sale of units (in Dollars)	$ 500,000,000
Amount of net proceed from sale of units	500,000,000
Offering costs as a reduction of equity	10,534,144			10,534,144
Underwriting fees	10,000,000		10,000,000	10,000,000
Other offering costs	$ 534,144		$ 534,144	$ 534,144
Proceeds from issuance of promissory note - related party		$ 300,000